Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

21. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive officer (“CEO”), who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only and does not distinguish between products for the purpose of making decisions about resources allocation and performance assessment. As such, the Group concluded that it has one operating segment and one reporting segment.

Substantially all of the Group’s assets are located in the PRC. Revenues, classified by major geographic regions in which the Group’s customers are located are as follows.

	Year ended December 31,
Geographic regions	2018		2019		2020
	Amount	%	Amount	%	Amount	%
PRC	146,235	84%	49,346	64%	66,160	62%
India	—	0%	4,988	7%	8,570	8%
Russia	10,869	6%	3,673	5%	5,671	5%
Other countries	236	0%	7,430	10%	2,254	2%
Asia & Pacific	157,340	90%	65,437	86%	82,655	77%
United Kingdom	595	0%	668	1%	11,544	11%
Netherlands	1,621	1%	1,384	2%	5,326	5%
Other countries	14,352	9%	8,627	11%	7,444	7%
Europe	16,568	10%	10,679	14%	24,314	23%
Other	327	0%	318	0%	549	0%
Total	174,235	100%	76,434	100%	107,518	100%